Events occurring after the reporting period	6 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events occurring after the reporting period	Events occurring after the reporting periodThere were no events that have occurred after December 31, 2025 and prior to the signing of this financial report that would likely have a material impact on the financial results presented.